John Deere Owner Trust 2014	EXHIBIT 99.2
Statement to Certificateholders

$308,000,000 Class A-1 0.20000% Asset Backed Notes due May 01, 2015

$292,000,000 Class A-2 0.45% Asset Backed Notes due September 15, 2016

$313,000,000 Class A-3 0.92% Asset Backed Notes due April 16, 2018

$94,165,000 Class A-4 1.45% Asset Backed Notes due July 15, 2020

$25,829,050 Asset Backed Certificates

Payment Date:			17-Jul-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$3,890,498.97
		per $1,000 original principal amount:	$12.43

	(d)	Class A-4 Notes:	$3,541,584.97
		per $1,000 original principal amount:	$37.61

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$7,432,083.94

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$2,982.72
		per $1,000 original principal amount:	$0.01

		(iv) Class A-4 Notes:	$113,782.71
		per $1,000 original principal amount:	$1.21

		(v) Total:	$116,765.43

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$116,269,885.37

	(b)	Note Value at end of related Collection Period:	$116,452,464.95

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$90,623,415.03
		(ii)	A-4 Note Pool Factor:	0.9623896

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$103,230.65
		(i)	per $1,000 original principal amount:	$0.10
	(b)	Amount of Servicing Fee earned:		$103,230.65
	(c)	Amount of Servicing Fee paid:		$103,230.65
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$3,145,413.71
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.71%

(11)	(i)	Aggregate amount of net losses for the collection period:		$88,975.78
	(ii)	Cumulative amount of net losses:		$2,572,735.94
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.24%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$219,483.62
		(ii)	% of Pool Balance:	0.18%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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